Employee Benefit Plan	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Employee Benefit Plan
17. Employee benefit plan
Employees of the Company are eligible to participate in the Company’s 401(k) retirement plan (401(k) Plan). Participants may contribute up to 90% of their annual compensation to the 401(k) Plan, subject to statutory limitations. Under the 401(k) Plan Safe Harbor Match, the Company matches 100% of the first 5% of employee contributions and vests 100% at time of match. For the years ended December 31, 2022 and 2021, the Company made matching contributions of $550 and $723, respectively.